Shares [Member] Performance Management - Shares [Member] - STABLECOIN CASH RESERVES PORTFOLIO	Sep. 08, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]
The Portfolio is new and therefore does not have a performance history for a full calendar year. Performance information for the Portfolio will be provided once it has annual returns for a full calendar year.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio, when available, may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance One Year or Less [Text]	The Portfolio is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
Performance Availability Phone [Text]	800‑637‑1380